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               UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-02363

                       CORNERSTONE TOTAL RETURN FUND, INC.
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

383 Madison Avenue, New York, New York                        10179
--------------------------------------------------------------------------------
(Address of principal executive offices)                    (Zip code)

                                   Jodi Levine
                  383 Madison Avenue, New York, New York 10179
--------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 272-3550

Date of fiscal year end: December 31, 2005

Date of reporting period: December 31, 2005

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

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

ITEM 1. REPORTS TO STOCKHOLDERS.

      The report of Cornerstone Strategic Value Fund, Inc. (the "Registrant") to stockholders for the year ended December 31, 2005 follows.


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                                CORNERSTONE TOTAL
                                RETURN FUND, INC.



                                  ANNUAL REPORT
                                DECEMBER 31, 2005

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

CONTENTS

   Portfolio Summary                                                           1
   Summary Schedule of Investments                                             2
   Statement of Assets and Liabilities                                         4
   Statement of Operations                                                     5
   Statement of Changes in Net Assets                                          6
   Financial Highlights                                                        7
   Notes to Financial Statements                                               8
   Report of Independent Registered Public Accounting Firm                    11
   Tax Information                                                            12
   Additional Information Regarding the Fund's Directors and
      Corporate Officers                                                      13
   Description of Dividend Reinvestment Plan                                  16
   Proxy Voting and Portfolio Holdings Information                            18
   Privacy Policy Notice                                                      18
   Summary of General Information                                             19
   Shareholder Information                                                    19

CORNERSTONE TOTAL RETURN FUND, INC.
PORTFOLIO SUMMARY - AS OF DECEMBER 31, 2005 (UNAUDITED)

SECTOR ALLOCATION

                                                                      Percent of
Sector                                                                Net Assets
--------------------------------------------------------------------------------
Financials                                                               18.5
--------------------------------------------------------------------------------
Information Technology                                                   14.2
--------------------------------------------------------------------------------
Healthcare                                                               11.7
--------------------------------------------------------------------------------
Consumer Discretionary                                                   10.9
--------------------------------------------------------------------------------
Industrials                                                              10.0
--------------------------------------------------------------------------------
Consumer Staples                                                          9.1
--------------------------------------------------------------------------------
Closed-End Domestic Funds                                                 9.0
--------------------------------------------------------------------------------
Energy                                                                    8.5
--------------------------------------------------------------------------------
Utilities                                                                 2.8
--------------------------------------------------------------------------------
Telecommunication Services                                                2.5
--------------------------------------------------------------------------------
Materials                                                                 2.4
--------------------------------------------------------------------------------
Other                                                                     0.4
--------------------------------------------------------------------------------

TOP TEN HOLDINGS, BY ISSUER

                                                                      Percent of
      Holding                                 Sector                  Net Assets
--------------------------------------------------------------------------------
1.    Tri-Continental Corp.          Closed-End Domestic Funds            3.9
--------------------------------------------------------------------------------
2.    General Electric Co.                  Industrials                   3.4
--------------------------------------------------------------------------------
3.    Exxon Mobil Corp.                       Energy                      3.3
--------------------------------------------------------------------------------
4.    Microsoft Corp.                 Information Technology              2.3
--------------------------------------------------------------------------------
5.    Citigroup Inc.                        Financials                    2.3
--------------------------------------------------------------------------------
6.    Procter & Gamble Co. (The)         Consumer Staples                 2.1
--------------------------------------------------------------------------------
7.    Johnson & Johnson                     Healthcare                    1.7
--------------------------------------------------------------------------------
8.    Wal-Mart Stores, Inc.              Consumer Staples                 1.6
--------------------------------------------------------------------------------
9.    Adams Express Co.              Closed-End Domestic Funds            1.6
--------------------------------------------------------------------------------
10.   Zweig Fund, Inc.               Closed-End Domestic Funds            1.6
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                                                                               1

CORNERSTONE TOTAL RETURN FUND, INC.
SUMMARY SCHEDULE OF INVESTMENTS - DECEMBER 31, 2005

                                                       No. of
Description                                            Shares          Value
--------------------------------------------------------------------------------
EQUITY SECURITIES - 99.89%
UNITED STATES - 99.15%
 CLOSED-END DOMESTIC FUNDS - 8.97%
   Adams Express Co.                                     70,400    $    883,520
   Boulder Total Return Fund, Inc.                       18,900         317,331
   Dreman/Claymore Dividend & Income Fund                19,000         343,520
   Tri-Continental Corp.                                112,500       2,090,250
   Zweig Fund, Inc.                                     165,900         875,952
   Other Closed-End Domestic Funds (a)                                  348,523
                                                                   ------------
                                                                      4,859,096
                                                                   ------------
 CONSUMER DISCRETIONARY - 10.20%
   eBay, Inc. +                                           7,000         302,750
   Home Depot, Inc. (The)                                12,300         497,904
   Time Warner Inc.                                      25,500         444,720
   Viacom Inc., non-voting Class B                        9,000         293,400
   Other Consumer Discretionary (a)                                   3,987,403
                                                                   ------------
                                                                      5,526,177
                                                                   ------------
 CONSUMER STAPLES - 9.05%
   Altria Group, Inc.                                    10,700         799,504
   Coca-Cola Co. (The)                                   13,500         544,185
   PepsiCo, Inc.                                          7,500         443,100
   Procter & Gamble Co. (The)                            19,972       1,155,979
   Wal-Mart Stores, Inc.                                 19,000         889,200
   Other Consumer Staples (a)                                         1,074,906
                                                                   ------------
                                                                      4,906,874
                                                                   ------------
 ENERGY - 8.45%
   ChevronTexaco Corp.                                    6,568         372,865
   ConocoPhillips                                         5,838         339,655
   Exxon Mobil Corp.                                     32,000       1,797,440
   Other Energy (a)                                                   2,068,180
                                                                   ------------
                                                                      4,578,140
                                                                   ------------
 FINANCIALS - 18.54%
   American Express Company                               6,100         313,906
   American International Group, Inc.                    12,331         841,344
   Bank of America Corp.                                 15,740         726,401
   Citigroup Inc.                                        25,600       1,242,368
   Goldman Sachs Group, Inc. (The)                        3,000         383,130
   JPMorgan Chase & Co.                                  12,700         504,063
   Lehman Brothers Holding Inc.                           2,500         320,425
   MetLife, Inc.                                          6,000         294,000
   Wachovia Corp. ^                                       8,100         428,166
   Wells Fargo & Co.                                      9,000         565,470
   Other Financials (a)                                               4,429,229
                                                                   ------------
                                                                     10,048,502
                                                                   ------------
 HEALTHCARE - 11.74%
   Amgen Inc. +                                           8,300         654,538
   Johnson & Johnson                                     15,500         931,550
   Medtronic, Inc.                                        7,100         408,747
   Pfizer Inc. ^                                         37,460         873,567
   UnitedHealth Group Inc.                               10,000         621,400
   Wyeth                                                  7,500         345,525
   Other Healthcare (a)                                               2,525,434
                                                                   ------------
                                                                      6,360,761
                                                                   ------------
 INDUSTRIALS - 9.95%
   Caterpillar Inc.                                       5,000         288,850
   General Electric Co.                                  52,000       1,822,600
   United Parcel Service, Inc., Class B                   4,000         300,600
   Other Industrials (a)                                              2,978,598
                                                                   ------------
                                                                      5,390,648
                                                                   ------------
 INFORMATION TECHNOLOGY - 14.15%
   Apple Computer, Inc. +                                 5,000         359,450
   Cisco Systems, Inc. +                                 35,000         599,200
   Dell Inc. +                                           13,700         410,863
   Hewlett-Packard Co.                                   13,342         381,981
   Intel Corp.                                           32,000         798,720
   International Business Machines Corp.                  5,700         468,540
   Microsoft Corp.                                       48,000       1,255,200
   Motorola, Inc.                                        16,100         363,699
   Oracle Corp. +                                        33,600         410,256


See accompanying notes to financial statements.

CORNERSTONE TOTAL RETURN FUND, INC.
SUMMARY SCHEDULE OF INVESTMENTS - DECEMBER 31, 2005 (CONCLUDED)

                                                       No. of
Description                                            Shares          Value
--------------------------------------------------------------------------------
 INFORMATION TECHNOLOGY (CONTINUED)
   Texas Instruments Inc. ^                              13,500    $    432,945
   Yahoo! Inc. +                                          8,500         333,030
   Other Information
   Technology (a)                                                     1,856,644
                                                                   ------------
                                                                      7,670,528
                                                                   ------------
 MATERIALS - 2.44%
   Total Materials (a)                                                1,320,568
                                                                   ------------
 REAL ESTATE INVESTMENT TRUSTS - 0.35%
   Total Real Estate Investment Trusts (a)                              191,575
                                                                   ------------
 TELECOMMUNICATION SERVICES - 2.52%
   AT&T Inc.                                             24,699         604,879
   Verizon Communications Inc. ^                         14,900         448,788
   Other Telecommunication Services (a)                                 314,648
                                                                   ------------
                                                                      1,368,315
                                                                   ------------
 UTILITIES - 2.79%
   TXU Corp. ^                                            7,400         371,406
   Other Utilities (a)                                                1,143,075
                                                                   ------------
                                                                      1,514,481
                                                                   ------------
 TOTAL UNITED STATES
 (cost - $52,539,112)                                                53,735,665
                                                                   ------------
 CZECH REPUBLIC - 0.74%
  CONSUMER DISCRETIONARY - 0.74%
  Total Consumer Discretionary # (a)                                    400,011
                                                                   ------------
  TOTAL CZECH REPUBLIC
  (cost - $894,867)                                                     400,011
                                                                   ------------
TOTAL EQUITY SECURITIES
(cost - $53,433,979)                                                 54,135,676
                                                                   ------------

                                                      Principal
                                                        Amount
Description                                             (000's)        Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 1.25%
 REPURCHASE AGREEMENTS - 1.25%
   Bear, Stearns & Co. Inc. *
     (Agreement dated 12/31/05
     to be repurchased at
     $676,876) (b)                                    $     677    $    676,648
                                                                   ------------
 TOTAL SHORT-TERM INVESTMENTS
 (cost - $676,648)                                                      676,648
                                                                   ------------
 TOTAL INVESTMENTS - 101.14%
 (cost - $54,110,627)                                                54,812,324
                                                                   ------------
LIABILITIES IN EXCESS OF
 OTHER ASSETS - (1.14)%                                                (618,008)
                                                                   ------------
NET ASSETS - 100.00%                                               $ 54,194,316
                                                                   ============

----------
      +     Non-income producing security.

      ^     Security or a portion thereof is out on loan.

      # Securities are fair valued in accordance with procedures established by the Board of Directors. At December 31, 2005, the Fund held 0.74% of its net assets in securities valued in good faith by the Board of Directors with an aggregate cost of $894,867 and a fair value of $400,011.

      * Includes investments purchased with cash collateral received for securities on loan.

      (a) Represents issues not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of December 31, 2005.

      (b) At December 31, 2005, the maturity date for all repurchase agreements held was 01/03/06, with interest rates ranging from 2.00% to 4.00%, and collateralized by $700,806 in U.S. Treasury Bonds.


                                 See accompanying notes to financial statements.

CORNERSTONE TOTAL RETURN FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 2005

ASSETS
Investments, at value, including collateral for securities
   on loan of $471,189 (Cost $54,110,627) (1)                             $ 54,812,324
Cash                                                                                56
Receivables:
   Investments sold                                                            149,441
   Dividends                                                                    64,781
   Interest                                                                      2,036
Prepaid expenses                                                                 1,520
                                                                          ------------
Total Assets                                                                55,030,158
                                                                          ------------
LIABILITIES
Payables:
   Upon return of securities loaned                                            471,189
   Investments purchased                                                       222,861
   Investment management fees                                                   43,504
   Directors' fees                                                              14,486
   Other accrued expenses                                                       83,802
                                                                          ------------
Total Liabilities                                                              835,842
                                                                          ------------
NET ASSETS (applicable to 4,967,301 shares of common stock outstanding)   $ 54,194,316
                                                                          ============
NET ASSET VALUE PER SHARE ($54,194,316 / 4,967,301)                       $      10.91
                                                                          ============
NET ASSETS CONSISTS OF
Capital stock, $0.01 par value; 4,967,301 shares issued and outstanding
   (15,000,000 shares authorized)                                         $     49,673
Paid-in capital                                                             68,867,198
Accumulated net realized loss on investments                               (15,424,252)
Net unrealized appreciation in value of investments                            701,697
                                                                          ------------
Net assets applicable to shares outstanding                               $ 54,194,316
                                                                          ============

----------
      (1) Includes securities out on loan to brokers with a market value of $465,591.


See accompanying notes to financial statements.

CORNERSTONE TOTAL RETURN FUND, INC.
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2005

INVESTMENT INCOME
Income:
   Dividends                                                       $  1,106,323
   Interest                                                              16,022
   Securities lending                                                    10,801
                                                                   ------------
   Total Investment Income                                            1,133,146
                                                                   ------------
Expenses:
   Investment management fees                                           565,218
   Directors' fees                                                       58,402
   Administration fees                                                   56,438
   Legal and audit fees                                                  50,600
   Printing                                                              36,105
   Accounting fees                                                       31,969
   Transfer agent fees                                                   29,754
   Custodian fees                                                        13,392
   Stock exchange listing fees                                            6,395
   Insurance                                                              6,229
   Miscellaneous                                                          5,497
                                                                   ------------
   Total Expenses                                                       859,999
   Less: Management fee waivers                                          (7,882)
   Less: Fees paid indirectly                                           (18,181)
                                                                   ------------
      Net Expenses                                                      833,936
                                                                   ------------
   Net Investment Income                                                299,210
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized loss from investments                                     (464,943)
Net change in unrealized depreciation in value of investments         1,364,595
                                                                   ------------
Net realized and unrealized gain on investments                         899,652
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $  1,198,862
                                                                   ============


                                 See accompanying notes to financial statements.

CORNERSTONE TOTAL RETURN FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS

                                                                         For the Years Ended
                                                                              December 31,
                                                                     ----------------------------
                                                                         2005            2004
                                                                     ------------    ------------
DECREASE IN NET ASSETS
Operations:
   Net investment income                                             $    299,210    $    462,154
   Net realized loss from investments                                    (464,943)       (428,172)
   Net change in unrealized depreciation
      in value of investments                                           1,364,595       4,649,941
                                                                     ------------    ------------
      Net increase in net assets resulting from operations              1,198,862       4,683,923
                                                                     ------------    ------------
Dividends and distributions to shareholders:
   Net investment income                                                 (299,210)       (462,154)
   Return-of-capital                                                   (9,996,313)     (9,584,964)
                                                                     ------------    ------------
      Total dividends and distributions to shareholders               (10,295,523)    (10,047,118)
                                                                     ------------    ------------
Capital stock transactions:
   Proceeds from 167,470 and 73,202 newly shares issued
      in reinvestment of dividends and distributions, respectively      1,925,600       1,086,831
                                                                     ------------    ------------
      Total decrease in net assets                                     (7,171,061)     (4,276,364)
                                                                     ------------    ------------
NET ASSETS
Beginning of year                                                      61,365,377      65,641,741
                                                                     ------------    ------------
End of year                                                          $ 54,194,316    $ 61,365,377
                                                                     ============    ============


See accompanying notes to financial statements.

CORNERSTONE TOTAL RETURN FUND, INC.
FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each year indicated. This information has been derived from information provided in the financial statements and market price data for the Fund's shares.

                                                                             For the Years Ended December 31,
                                                          ----------------------------------------------------------------------
                                                             2005           2004           2003           2002           2001
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year                        $    12.78     $    13.89     $    12.89     $    18.30     $    18.28
                                                          ----------     ----------     ----------     ----------     ----------
Net investment income                                          0.06#          0.10#          0.08#          0.15#           0.52
Net realized and unrealized gain/(loss)
  on investments                                                0.18           0.87           2.91          (3.57)          0.24
                                                          ----------     ----------     ----------     ----------     ----------
Net increase/(decrease) in net assets resulting
  from operations                                               0.24           0.97           2.99          (3.42)          0.76
                                                          ----------     ----------     ----------     ----------     ----------
Dividends and distributions to shareholders:
  Net investment income                                        (0.06)         (0.10)         (0.08)         (0.18)         (0.66)
  Return-of-capital                                            (2.05)         (2.01)         (1.91)         (1.80)         (0.09)
                                                          ----------     ----------     ----------     ----------     ----------
  Total dividends and distributions to shareholders            (2.11)         (2.11)         (1.99)         (1.98)         (0.75)
                                                          ----------     ----------     ----------     ----------     ----------
Capital stock transactions:
Anti-dilutive effect due to capital stock repurchased             --             --             --           0.02           0.01
Anti-dilutive/(dilutive) effect due to shares
  issued in reinvestment of dividends and distributions           --           0.03             --          (0.03)            --
                                                          ----------     ----------     ----------     ----------     ----------
  Total capital stock transactions                                --           0.03             --          (0.01)          0.01
                                                          ----------     ----------     ----------     ----------     ----------
Net asset value, end of year                              $    10.91     $    12.78     $    13.89     $    12.89     $    18.30
                                                          ==========     ==========     ==========     ==========     ==========
Market value, end of year                                 $    14.65     $    17.95     $    17.95     $    11.35     $    16.29
                                                          ==========     ==========     ==========     ==========     ==========
Total investment return (a)                                    (2.07)%        15.11%         82.96%        (19.30)%         8.91%
                                                          ==========     ==========     ==========     ==========     ==========
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000 omitted)                     $   54,194     $   61,365     $   65,642     $   60,151     $   39,547
Ratio of expenses to average net assets,
  net of fee waivers, if any (b)                                1.47%          1.41%          1.20%          1.50%          3.01%
Ratio of expenses to average net assets,
  excluding fee waivers, if any (c)                             1.52%          1.45%          1.43%          2.07%          3.01%
Ratio of expenses to average net assets,
  net of fee waivers, if any (c)                                1.50%          1.43%          1.23%          1.63%          3.01%
Ratio of net investment income to average net assets            0.53%          0.75%          0.65%          1.01%          2.77%
Portfolio turnover rate                                         9.84%         12.15%          3.62%         86.60%            --

      #     Based on average shares outstanding.
      (a)   Total investment return at market value is based on the changes in market price of a share during the year and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
      (b)   Expenses are net of fees paid indirectly.
      (c)   Expenses exclude the reduction for fees paid indirectly.


                                 See accompanying notes to financial statements.

CORNERSTONE TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS

NOTE A. SIGNIFICANT ACCOUNTING POLICIES

Cornerstone Total Return Fund, Inc. (the "Fund") was incorporated in New York on March 16, 1973 and commenced investment operations on May 15, 1973. Its investment objective is to seek total return consisting of capital appreciation with current income as a secondary objective. The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company.

The following is a summary of significant accounting policies consistently followed by the Fund:

MANAGEMENT ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION: Investments are stated at value in the accompanying financial statements. All equity securities shall be valued at the closing price on the exchange or market on which the security is primarily traded ("Primary Market"). If the security did not trade on the Primary Market, it shall be valued at the closing price on another exchange where it trades. If there are no such sale prices, the value shall be the most recent bid, and if there is no bid, the security shall be valued at the most recent asked. If no pricing service is available and there are more than two dealers, the value shall be the mean of the highest bid and lowest ask. If there is only one dealer, then the value shall be the mean if bid and ask are available, otherwise the value shall be the bid. All other securities and assets are valued as determined in good faith by the Board of Directors. Short-term investments having a maturity of 60 days or less are valued on the basis of amortized cost. Securities and assets for which market quotations are not readily available are valued at their fair value a determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including reference to special reports prepared by analysts and or reports published in the financial press, the financial conditions and prospects of the issuer available, including considering any recent management or capital structure changes or other recent events that may impact the price of the security; and evaluation of any other information that could be indicative of the value of the security. At December 31, 2005, the Fund held 0.74% of its net assets in securities valued in good faith by the Board of Directors with an aggregate cost of $894,867 and a fair value of $400,011. The net asset value per share of the Fund is calculated weekly and on the last business day of the month with the exception of those days on which the American Stock Exchange, LLC is closed.

REPURCHASE AGREEMENTS: The Fund has agreed to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom the Fund enters into repurchase agreements are banks and broker/dealers, which Cornerstone Advisors, Inc. (the Fund's "Investment Manager" or "Cornerstone") considers creditworthy. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. Cornerstone monitors daily the mark-to-market of the value of the collateral, and, if necessary, requires the seller to maintain additional securities, so that the value of the collateral is not less than the repurchase price. Default by or bankruptcy of the seller could, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

CORNERSTONE TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date.

TAXES: No provision is made for U.S. federal income or excise taxes as it is the Fund's intention to continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

DISTRIBUTIONS OF INCOME AND GAINS: Effective January 2002, the Fund initiated a fixed, monthly distribution to shareholders. To the extent that these distributions exceed the current earnings of the Fund, the balance will be generated from sales of portfolio securities held by the Fund, which will either be short-term or long-term capital gains or a tax-free return-of-capital. To the extent these distributions are not represented by net investment income and capital gains, they will not represent yield or investment return on the Fund's investment portfolio. The Fund plans to maintain this distribution policy even if regulatory requirements would make part of a return-of-capital, necessary to maintain the distribution taxable to shareholders, and to disclose that portion of the distribution that is classified as ordinary income. Although it has no current intention to do so, the Board may terminate this distribution policy at any time and such termination my have an adverse effect on the market price for the Fund's common shares. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses, including capital loss carryovers, if any. To the extent that the Fund's taxable income is any calendar year exceeds the aggregate amount distributed pursuant to this distribution policy, an additional distribution may be made to avoid the payment of a 4% U.S. federal excise tax, and to the extent that the aggregate amount distributed in any calendar year exceeds the Fund's taxable income, the amount of that excess may constitute a return-of-capital for tax purposes. A return-of-capital distribution reduces the cost basis of an investor's shares in the Fund. Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date.

NOTE B. AGREEMENTS

Cornerstone serves as the Fund's Investment Manager with respect to all investments. As compensation for its investment management services, Cornerstone receives from the Fund, an annual fee, calculated weekly and paid monthly, equal to 1.00% of the Fund's average weekly net assets. During the year ended December 31, 2005, Cornerstone has agreed to waive its management fees from the Fund to the extent that monthly operating expenses exceed a rate of 0.125% of average net assets calculated monthly. For the year 2006, Cornerstone undertakes to waive its advisory fees to the extent that the Fund's net monthly operating expenses (including basic legal fees but excluding other legal expenses) exceed a specified rate of average net assets of 0.125%. For the year ended December 31, 2005, Cornerstone earned $565,218 for investment management services, of which it waived $7,882. The Investment Manager may discontinue such undertaking at any time during the fiscal year without notice to fund shareholders.

Included in the Statement of Operations, under the caption FEES PAID INDIRECTLY, are expense offsets of $18,181 arising from credits earned on portfolio transactions executed with a broker, pursuant to a directed brokerage arrangement.

The Fund paid or accrued approximately $37,599 for the year ended December 31, 2005 for legal services to Blank Rome LLP ("Blank"), counsel to the Fund. Thomas
R. Westle, partner of Blank, serves as secretary of the Fund.

CORNERSTONE TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE C. INVESTMENT IN SECURITIES

For the year ended December 31, 2005, purchases and sales of securities, other than short-term investments, were $5,567,358 and $13,398,677, respectively.

NOTE D. SECURITIES LENDING

To generate additional income, the Fund may lend up to 33 1/3% of its total assets. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. Loans of securities are required at all times to be secured by collateral equal to at least 100% of the market value of securities on loan. However, in the event of default or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return securities, and collateral maintained by lender is insufficient to cover the value of loaned securities, the borrower is obligated to pay the amount of the shortfall (and interest thereon) to the Fund. However, there can be no assurance the Fund can recover this amount. The value of securities on loan to brokers at December 31, 2005 was $465,591. During the year ended December 31, 2005, the Fund earned $10,801 in securities lending income that is included under the caption Interest in the Statement of Operations.

NOTE E. FEDERAL INCOME TAXES

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales and Post-October losses (as later defined), and excise tax regulations.

The tax character of dividends and distributions paid during the year ended December 31, for the Fund were as follows:

                  ORDINARY INCOME             RETURN-OF-CAPITAL
                  ---------------             -----------------
                2005           2004          2005          2004
                ----           ----          ----          ----
              $299,210       $462,154     $9,996,313    $9,584,964

At December 31, 2005, the components of distributable earnings on a tax basis, for the Fund were as follows:

Accumulated net realized loss                         $(15,372,623)
Unrealized appreciation                                    650,068
                                                      ------------
Total accumulated deficit                             $(14,722,555)
                                                      ============

Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year ("Post-October losses"). For the tax period ended December 31, 2005, the Fund incurred and elected to defer $110,397.

At December 31, 2005, the Fund had a capital loss carryforward for U.S. federal income tax purposes of $15,262,226, of which $12,887,270 expires in 2008, $1,170,157 expires in 2009, $425,706 expires in 2011, $358,321 expires in 2012 and $420,772 expires in 2013.

At December 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $54,162,256, $8,441,990, $(7,791,922) and $650,068, respectively.

At December 31, 2005, the Fund reclassified $9,996,313 from distributions in excess of net investment income and $25,673 from accumulated net realized loss to paid-in capital, to adjust for certain permanent book/tax differences. Net assets were not affected by this reclassification.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors
Cornerstone Total Return Fund, Inc. New York, New York

We have audited the accompanying statement of assets and liabilities of Cornerstone Total Return Fund, Inc., including the schedule of investments as of December 31, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 2001 have been audited by other auditors, whose report dated February 8, 2002 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cornerstone Total Return Fund, Inc. as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


TAIT, WELLER & BAKER, LLP

Philadelphia, Pennsylvania
February 7, 2006

2005 TAX INFORMATION (UNAUDITED)

Cornerstone Total Return Fund, Inc. (the "Fund") is required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise its shareholders within 60 days of the Fund's year end (December 31, 2005) as to the U.S. federal tax status of the dividends and distributions received by the Fund's shareholders in respect of such fiscal year. As indicated in this notice, significant portions of the Fund's distributions for 2005 were comprised of a return-of-capital; accordingly these distributions do NOT represent yield or investment return on the Fund's portfolio.

During the year ended December 31, 2005, the following dividends and distributions per share were paid by the Fund:

                     SOURCES OF DIVIDENDS AND DISTRIBUTIONS
                               (PER SHARE AMOUNTS)

PAYMENT DATES:          1/31/05           2/28/05       3/31/05       4/29/05       5/31/05       6/30/05
                        --------          --------      --------      --------      --------      --------
Ordinary Income(1)      $ 0.0051          $ 0.0051      $ 0.0051      $ 0.0051      $ 0.0051      $ 0.0051
Return-of-Capital(2)    $ 0.1709          $ 0.1709      $ 0.1709      $ 0.1709      $ 0.1709      $ 0.1709
                        --------          --------      --------      --------      --------      --------
Total                   $ 0.1760          $ 0.1760      $ 0.1760      $ 0.1760      $ 0.1760      $ 0.1760
                        ========          ========      ========      ========      ========      ========

PAYMENT DATES:          7/29/05           8/31/05       9/30/05       10/31/05      11/30/05      12/30/05
                        --------          --------      --------      --------      --------      --------
Ordinary Income(1)      $ 0.0051          $ 0.0051      $ 0.0051      $ 0.0051      $ 0.0051      $ 0.0051
Return-of-Capital(2)    $ 0.1709          $ 0.1709      $ 0.1709      $ 0.1709      $ 0.1709      $ 0.1709
                        --------          --------      --------      --------      --------      --------
Total                   $ 0.1760          $ 0.1760      $ 0.1760      $ 0.1760      $ 0.1760      $ 0.1760
                        ========          ========      ========      ========      ========      ========

      (1) ORDINARY INCOME DIVIDENDS - This is the total per share amount of ordinary income dividends and short-term capital gain distributions (if applicable) included in the amount reported in Box 1a on Form 1099-DIV.

      (2) RETURN-OF-CAPITAL - This is the per share amount of return-of-capital, or sometimes called nontaxable, distributions reported in Box 3 - under the title "Nondividend distributions" - on Form 1099-DIV. The amount should NOT be reported as taxable income on your current return. Rather, it should be treated as a reduction in the original cost basis of your investment in the Fund.

The Fund has met the requirements to pass through all of its (100%) ordinary income dividends as qualified dividends, which are subject to a maximum tax rate of 15%. This is reported in Box 1b on Form 1099-DIV. Ordinary income dividends should be reported as dividend income on Form 1040. Please note that to utilize the lower tax rate for qualifying dividend income, shareholders generally must have held their shares in the Fund for at least 61 days during the 121 day period beginning 60 days before the ex-dividend date.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of the actual ordinary income dividend paid by the Fund.

In general, distributions received by tax-exempt recipients (e.g., IRA's and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

ADDITIONAL INFORMATION REGARDING THE FUND'S DIRECTORS
AND CORPORATE OFFICERS (UNAUDITED)

                                                                                                       NUMBER OF
                                                                                                       PORTFOLIOS IN
NAME AND                                                                                 POSITION      FUND COMPLEX
ADDRESS              POSITION(S)           PRINCIPAL OCCUPATION                          WITH FUND     OVERSEEN BY
(AGE)*               HELD WITH FUND        OVER LAST 5 YEARS                             SINCE         DIRECTORS
--------------------------------------------------------------------------------------------------------------------
Ralph W.             Chairman of the       President, Cornerstone Advisors, Inc.;        2001          2
Bradshaw**           Board of              Financial Consultant; previous Director
(55)                 Directors and         of The Austria Fund, Inc.; President
                     President             and Director of Cornerstone Strategic
                                           Value Fund, Inc.

William A.           Director and Vice     Director and Stockholder of                   2004          2
Clark**              President             Cornerstone Advisors, Inc., former
(60)                                       financial consultant of Deep Discount
                                           Advisors, Inc.; previous Director of
                                           The Austria Fund, Inc., Director of
                                           Cornerstone Strategic Value Fund, Inc.

Glenn W.             Director; Audit       Chairman of the Board and Chief               2001          2
Wilcox, Sr.          Committee             Executive Officer of Wilcox Travel
(74)                 Chairman,             Agency, Inc.; Director, Champion
                     Nominating and        Industries, Inc.; Chairman of Tower
                     Corporate             Associates, Inc. (a real estate venture);
                     Governance            Director of Wachovia Corp., WNC
                     Committee             Regional Advisory Board; Director and
                     Member                Chairman of Audit Committee of
                                           Cornerstone Strategic Value Fund, Inc.

Thomas H.            Director; Audit,      Chairman of the Board of Photonics            2002          2
Lenagh               Nominating and        Products Group; Independent Financial
(83)                 Corporate             Adviser; Director of The Adams Express
                     Governance            Company and Petroleum and Resources
                     Committee             Corporation; Director of Cornerstone
                     Member                Strategic Value Fund, Inc.

Edwin                Director; Audit,      Distinguished Fellow, The Heritage            2001          2
Meese III            Nominating and        Foundation, Washington D.C.;
(74)                 Corporate             Distinguished Visiting Fellow at the
                     Governance            Hoover Institution, Stanford University;
                     Committee             Senior Adviser, Revelation L.P .; formerly
                     Member                U.S. Attorney General under President
                                           Ronald Reagan; Director of Carrington
                                           Laboratories Inc.; Director of
                                           Cornerstone Strategic Value Fund, Inc.

ADDITIONAL INFORMATION REGARDING THE FUND'S DIRECTORS
AND CORPORATE OFFICERS (UNAUDITED) (CONTINUED)

                                                                                                       NUMBER OF
                                                                                                       PORTFOLIOS IN
NAME AND                                                                                 POSITION      FUND COMPLEX
ADDRESS                POSITION(S)         PRINCIPAL OCCUPATION                          WITH FUND     OVERSEEN BY
(AGE)*                 HELD WITH FUND      OVER LAST 5 YEARS                             SINCE         DIRECTORS
--------------------------------------------------------------------------------------------------------------------
Scott B. Rogers        Director; Audit,    Chief Executive Officer, Asheville            2001          2
(50)                   Nominating and      Buncombe Community Christian
                       Corporate           Ministry; President, ABCCM Doctor's
                       Governance          Medical Clinic; Appointee, NC
                       Committee           Governor's Commission on Welfare to
                       Member              Work; Chairman and Director, Recycling
                                           Unlimited; Director of A-B Vision Board
                                           Interdenominational Ministerial Alliance,
                                           Faith Partnerships, Inc.; Director of
                                           Cornerstone Strategic Value Fund, Inc.

Andrew A.              Director;           Attorney and senior member of Strauss         2001          2
Strauss                Chairman of         & Associates, P.A., Attorneys, Asheville
(52)                   Nominating and      and Hendersonville, NC; previous
                       Corporate           President of White Knight Healthcare,
                       Governance          Inc. and LMV Leasing, Inc., a wholly
                       Committees and      owned subsidiary of Xerox Credit
                       Audit Committee     Corporation; Director of Memorial
                       Member              Mission Hospital Foundation, Deerfield
                                           Episcopal Retirement Community and
                                           Asheville Symphony; Director of
                                           Cornerstone Strategic Value Fund, Inc.

ADDITIONAL INFORMATION REGARDING THE FUND'S DIRECTORS
AND CORPORATE OFFICERS (UNAUDITED) (CONCLUDED)

NAME AND                                                                                        POSITION
ADDRESS                  POSITION(S)          PRINCIPAL OCCUPATION                              WITH FUND
(AGE)*                   HELD WITH FUND       OVER LAST 5 YEARS                                 SINCE
---------------------------------------------------------------------------------------------------------
Gary A.                  Chief Compliance     Chief Financial Officer, Chairman and             2004
Bentz**                  Officer              Stockholder of Cornerstone Advisors, Inc.;
(49)                                          previous Director of The Austria Fund, Inc.,
                                              previous Director, Vice President and
                                              Treasurer of Cornerstone Strategic Value
                                              Fund, Inc.; Financial Consultant, Certified
                                              Public Accountant; Chief Compliance Officer
                                              of Cornerstone Strategic Value Fund, Inc.

Thomas R. Westle         Secretary            Partner, Blank Rome LLP, a law firm;              2001
405 Lexington Avenue                          previous partner, Spitzer & Feldman P.C.,
New York, NY 10174                            a law firm.
(52)

Jodi B. Levine           Treasurer            Associate Director, Bear Stearns & Co. Inc.       2004
(36)

      * The mailing address of each Director and/or Officer with respect to the Fund's operation is 383 Madison Ave. 23rd Floor, New York, NY 10179.

      ** Designates a director who is an "interested person" of the Fund as defined by the Investment Company Act of 1940, as amended. Messrs. Bradshaw and Clark are interested persons of the Fund by virtue of their current positions with the Investment Manager of the Fund.

DESCRIPTION OF DIVIDEND REINVESTMENT PLAN (UNAUDITED)

Shareholders who have Shares registered directly in their own names automatically participate in the Fund's Dividend Reinvestment Plan (the "Plan"), unless and until an election is made to withdraw from the Plan on behalf of such participating shareholders. Shareholders who do not wish to have distributions automatically reinvested should so notify American Stock Transfer & Trust Co. (the "Agent") at P.O. Box 922, Wall Street Station, New York, NY 10269-0560 or call (877) 248-6416. Under the Plan, all of the Fund's dividends and other distributions to shareholders are reinvested in full and fractional Shares as described below.

When the Fund declares an income dividend or a capital gain or other distribution (each, a "Distribution" and collectively, "Distributions"), the Agent, on the shareholders' behalf, will: (i) receive additional authorized shares from the Fund either newly issued or repurchased from shareholders by the Fund and held as treasury stock ("Newly Issued Shares") or, (ii) at the sole discretion of the Board of Directors, be authorized to purchase outstanding shares on the open market, on the American Stock Exchange, LLC or elsewhere, with cash allocated to it by the Fund ("Open Market Purchases").

Shares acquired by the Agent in Open Market Purchases will be allocated to the reinvesting shareholders based on the average cost of such Open Market Purchases. Alternatively, the Agent will allocate Newly Issued Shares to the reinvesting shareholders at the lower of (i) a price equal to the average closing price of the Fund over the five trading days preceding the payment date of such distribution or (ii) the net asset value of the Fund as last determined prior to such payment date.

Registered shareholders who acquire their shares through Open Market Purchases and who do not wish to have their Distributions automatically reinvested should so notify the Fund in writing. If a Shareholder has not elected to receive cash Distributions and the Agent does not receive notice of an election to receive cash Distributions prior to the record date of any distribution, the shareholder will automatically receive such Distributions in additional Shares.

Participants in the Plan may withdraw from the Plan by providing written notice to the Agent at least 30 days prior to the applicable Distributions payment date. When a participant withdraws from the Plan, or upon termination of the Plan as provided below, certificates for whole shares credited to his/her account under the Plan will, upon request, be issued. Whether or not a participant requests that certificates for whole shares be issued, a cash payment will be made for any fraction of a Share credited to such account.

The Agent will maintain all shareholder accounts in the Plan and furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. The Agent will hold shares in the account of each Plan participant in non-certificated form in the name of the participant, and each shareholder's proxy will include those shares purchased pursuant to the Plan. Each participant, nevertheless, has the right to receive certificates for whole shares owned. The Agent will distribute all proxy solicitation materials to participating shareholders.

In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating in the Plan, the Agent will administer the Plan on the basis of the number of shares certified from time to time by the record shareholder as representing the total amount of shares registered in the Shareholder's name and held for the account of beneficial owners participating in the Plan.

There will be no charge to participants for reinvesting Distributions other than their share of brokerage commissions as discussed below. The Agent's fees for administering the Plan and handling the reinvestment of Distributions will be paid by the Fund. Each participant's account will be charged a pro-rata share of brokerage commissions incurred with respect to the Agent's Open Market Purchases in connection with the reinvestment of Distributions.

DESCRIPTION OF DIVIDEND REINVESTMENT PLAN (UNAUDITED) (CONCLUDED)

Brokerage charges for purchasing small amounts of shares for individual accounts through the Plan are expected to be less than the usual brokerage charges for such transactions because the Agent will be purchasing shares for all the participants in blocks and pro-rating the lower commission that may be attainable.

The automatic reinvestment of Distributions will not relieve participants of any income tax that may be payable on such Distributions. Participants who receive shares pursuant to the Plan as described above will recognize taxable income in the amount of the fair market value of those shares. In the case of non-U.S. participants whose Distributions are subject to U.S. income tax withholding and in the case of participants subject to 28% federal backup withholding, the Agent will reinvest Distributions after deduction of the amount required to be withheld.

The Fund reserves the right to amend or terminate the Plan by written notice to participants. All correspondence concerning the Plan should be directed to the Agent at the address referred to in the first paragraph of this section.

PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Information regarding how the Cornerstone Total Return Fund, Inc. (the "Fund") voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

      o     by calling (212) 272-3550;

      o on the website of the Securities and Exchange Commission, http://www.sec.gov.

This report incorporates a Summary Schedule of Investments for the Fund. A complete Schedule of Investments for the Fund may be obtained free of charge by contacting the Fund at (212) 272-3550.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

PRIVACY POLICY NOTICE (UNAUDITED)

The following is a description of Cornerstone Total Return Fund, Inc.'s (the "Fund") policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of the financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

CATEGORIES OF INFORMATION THE FUND COLLECTS. The Fund collects the following nonpublic personal information about you:

      1. Information from the Consumer: this category includes information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

      2. Information about the Consumer's transactions: this category includes information about your trans- actions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

CATEGORIES OF INFORMATION THE FUND DISCLOSES. The Fund does not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

CONFIDENTIALITY AND SECURITY. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

SUMMARY OF GENERAL INFORMATION (UNAUDITED)

The Fund - Cornerstone Total Return Fund, Inc. is a closed-end, diversified investment company whose shares trade on the American Stock Exchange, LLC. Its investment objective is to seek total return, consisting of capital appreciation and current income by investing primarily all of its assets in equity securities of U.S. and non-U.S. issuers whose securities trade on a U.S. securities exchange or over the counter or as American Depositary Receipts or other forms of depositary receipts which trade in the United States. The Fund is managed by Cornerstone Advisors, Inc.

SHAREHOLDER INFORMATION (UNAUDITED)

The Fund is listed on the American Stock Exchange, LLC (symbol "CRF"). The share price is published in: THE NEW YORK TIMES (daily) under the designation "Cnrstn TR" and THE WALL STREET JOURNAL (daily) and BARRON'S (each Monday) under the designation "CornstnTtlRtn." The net asset value per share is available weekly and may be obtained by contacting the Fund at the general inquiry phone number.

NOTICE IS HEREBY GIVEN IN ACCORDANCE WITH SECTION 23(C) OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, THAT CORNERSTONE TOTAL RETURN FUND, INC. MAY FROM TIME TO TIME PURCHASE SHARES OF ITS CAPITAL STOCK IN THE OPEN MARKET.

This report, including the financial statements herein, is sent to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.

                      This page intentionally left blank.

                      CORNERSTONE TOTAL RETURN FUND, INC.

================================================================================

DIRECTORS AND CORPORATE OFFICERS
Ralph W. Bradshaw                       Chairman of the Board of
                                          Directors and President
William A. Clark                        Director and Vice President
Thomas H. Lenagh                        Director
Edwin Meese III                         Director
Scott B. Rogers                         Director
Andrew A. Strauss                       Director
Glenn W. Wilcox, Sr.                    Director
Gary A. Bentz                           Chief Compliance Officer
Thomas R. Westle                        Secretary
Jodi B. Levine                          Treasurer

                                        STOCK TRANSFER AGENT
INVESTMENT MANAGER                        AND REGISTRAR
Cornerstone Advisors, Inc.              American Stock Transfer &
One West Pack Square                    Trust Co.
Suite 1650                              59 Maiden Lane
Asheville, NC 28801                     New York, NY 10038

                                        INDEPENDENT REGISTERED
ADMINISTRATOR                             PUBLIC ACCOUNTING FIRM
Bear Stearns Funds                      Tait, Weller & Baker, LLP
Management Inc.                         1818 Market Street
383 Madison Avenue                      Suite 2400
New York, NY 10179                      Philadelphia, PA 19103

CUSTODIAN                               LEGAL COUNSEL
Custodial Trust Company                 Blank Rome LLP
101 Carnegie Center                     405 Lexington Avenue
Princeton, NJ 08540                     New York, NY 10174

EXECUTIVE OFFICES
383 Madison Avenue
New York, NY 10179

For shareholder inquiries, registered shareholders should call (800) 937-5449. For general inquiries, please call (212) 272-3550.

                                    [GRAPHIC]
                                    AMERICAN
                                STOCK EXCHANGE(R)
                                     LISTED
                                       CRF

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal accounting officer, and persons performing similar functions.

(c) and (d). During the period covered by this report, there was no amendment to, and no waiver granted from, any provision of the code of ethics that applies to the Registrant's principal executive officer, principal accounting officer, and persons performing similar functions.

(f)(1) Pursuant to Item 12(a), the Registrant is attaching as an exhibit (EX-99.CODE ETH) a copy of its code of ethics that applies to its principal executive officer, principal financial officer, and persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of directors has determined that it does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable

(a)(3) At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, Tait, Weller & Baker, LLP, for the Registrant's fiscal years ended December 31, 2005 and December 31, 2004.

                                                            2005        2004
                                                            ----        ----
Audit Fees                                                $12,300     $11,800
Tax (1)                                                   $ 2,300     $ 2,200
Other                                                          --          --
                                                          -------     -------
Total                                                     $14,600     $14,000
                                                          =======     =======

(1) Tax services in connection with the registrant's excise tax calculations and review of the registrant's applicable tax returns.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.


      Before the auditor is (i) engaged by the Registrant to render audit, audit related or permissible non-audit services to the Registrant or (ii) with respect to non-audit services to be provided by the auditor to the Registrant's investment adviser or any entity in the investment Registrant complex, if the nature of the services provided relate directly to the operations or financial reporting of the Registrant, either: (a) the Audit Committee shall pre-approve such engagement; or (b) such engagement shall be entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must be detailed as to the particular service and not involve any delegation of the Audit Committee's responsibilities to the Registrant's investment adviser. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. The pre-approval policies and procedures shall include the requirement that the decisions of any member to whom authority is delegated under this provision shall be presented to the full Audit Committee at its next scheduled meeting. Under certain limited circumstances, pre-approvals are not required if certain de minimis thresholds are not exceeded, as such thresholds are set forth by the Audit Committee and in accordance with applicable SEC rules and regulations.

(e)(2) None of the services provided to the Registrant described in paragraphs
(b)-(d) of Item 4 were pre-approved by the Audit Committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) There were no non-audit fees billed by Tait, Weller & Baker LLP for services rendered to the Registrant, the Registrant's investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) or any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the Registrant for the Registrant's last two fiscal years (December 31, 2004 and December 31, 2005).

(h) No disclosures are required by this Item 4(h).

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934, as amended. Glenn Wilcox (Chair), Edwin Meese, Thomas Lenagh, Andy Strauss and Scott Rogers are the members of the Registrant's audit committee.

(b) Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2005

                                                           NO. OF
                                                           SHARES      VALUE
                                                           ------      -----
EQUITY SECURITIES - 99.89%
   UNITED STATES - 99.15%
     CLOSED-END DOMESTIC FUNDS - 8.97%
        Adams Express Co.                                  70,400   $   883,520
        Boulder Total Return Fund, Inc.                    18,900       317,331
        Dreman/Claymore Dividend & Income Fund             19,000       343,520
        General American Investors Company, Inc.            2,500        86,350
        John Hancock Bank and Thrift Opportunity Fund      28,100       262,173
        Tri-Continental Corp.                             112,500     2,090,250
        Zweig Fund, Inc.                                  165,900       875,952
                                                                    -----------
                                                                      4,859,096
                                                                    ===========
     CONSUMER DISCRETIONARY - 10.20%
        Apollo Group, Inc., Class A +  @                    2,500       151,150
        Autonation, Inc. +                                  2,500        54,325
        Bed Bath & Beyond Inc. +                            2,500        90,375
        Best Buy Co., Inc.  @                               3,750       163,050
        CCE Spinco, Inc. + ^^                                 337         4,415
        Clear Channel Communications, Inc.                  2,700        84,915
        Coach Inc. +                                        2,500        83,350
        Comcast Corp.,  Class A +                           6,008       155,968
        Comcast Corp.,  Special Class A +                   4,500       115,605
        D.R. Horton, Inc.                                   2,500        89,325
        eBay, Inc. +                                        7,000       302,750
        Ford Motor Company                                 15,200       117,344
        Fortune Brands, Inc.                                2,500       195,050
        Goodyear Tire & Rubber Company (The) +  @           2,500        43,450
        Harley-Davidson, Inc.  @                            2,500       128,725
        Hilton Hotels Corp.                                 2,500        60,275
        Home Depot, Inc. (The)                             12,300       497,904
        J.C. Penney Company, Inc.                           2,500       139,000
        Kohl's Corp. +  @                                   2,500       121,500
        Lowe's Companies, Inc.  @                           3,700       246,642
        Marriott International, Inc., Class A               2,500       167,425
        Mattel, Inc.                                        4,500        71,190
        McDonald's Corp.  @                                 8,100       273,132
        McGraw-Hill Companies, Inc. (The)                   2,500       129,075
        Nordstrom, Inc.                                     2,500        93,500
        Office Depot, Inc. +                                2,500        78,500
        Omnicom Group Inc.                                  1,500       127,695
        Pulte Homes, Inc.                                   2,500        98,400
        Staples, Inc.                                       3,150        71,536
        Starbucks Corp. +                                   5,000       150,050
        Target Corporation                                  4,600       252,862
        Time Warner Inc.                                   25,500       444,720
        Tribune Company                                     2,500        75,650
        Univision Communications Inc., Class A +            2,500        73,475
        Viacom Inc., non-voting Class B                     9,000       293,400
        Walt Disney Co. (The)                              11,700       280,449
                                                                    -----------
                                                                      5,526,177
                                                                    ===========
     CONSUMER STAPLES - 9.05%
        Albertson's, Inc.                                   2,500        53,375
        Altria Group, Inc.                                 10,700       799,504
        Campbell Soup Company                               5,700       169,689

        Coca-Cola Co. (The)                                13,500       544,185
        Coca-Cola Enterprises Inc.                          2,500        47,925
        General Mills, Inc.                                 2,500       123,300
        H.J. Heinz Co.                                      2,700        91,044
        Kroger Co. (The) +                                  3,600        67,968
        PepsiCo, Inc.                                       7,500       443,100
        Procter & Gamble Co. (The)                         19,972     1,155,979
        Safeway Inc.                                        4,900       115,934
        Sara Lee Corp.                                      2,600        49,140
        Sysco Corp.                                         3,500       108,675
        Walgreen Co.                                        5,600       247,856
        Wal-Mart Stores, Inc.                              19,000       889,200
                                                                    -----------
                                                                      4,906,874
                                                                    ===========
     ENERGY - 8.45%
        Anadarko Petroleum Corp.                            2,500       236,875
        Baker Hughes Inc.  @                                2,500       151,950
        Burlington Resources, Inc.                          2,500       215,500
        ChevronTexaco Corp.                                 6,568       372,865
        ConocoPhillips                                      5,838       339,655
        Devon Energy Corporation                            2,500       156,350
        El Paso Corp.                                       3,000        36,480
        EOG Resources, Inc.                                 2,500       183,425
        Exxon Mobil Corp.                                  32,000     1,797,440
        Halliburton Co.                                     2,500       154,900
        Occidental Petroleum Corp.                          2,500       199,700
        Peabody Energy Corp.  @                             2,500       206,050
        Schlumberger Ltd.                                   2,500       242,875
        Transocean Inc. +                                   2,500       174,225
        XTO Energy Inc.                                     2,500       109,850
                                                                    -----------
                                                                      4,578,140
                                                                    ===========
     FINANCIALS - 18.54%
        AFLAC Inc.                                          4,000       185,680
        American Express Company                            6,100       313,906
        American International Group, Inc.                 12,331       841,344
        Ameriprise Financial, Inc.                          1,220        50,020
        AmSouth Bancorporation                              2,500        65,525
        Bank of America Corp.                              15,740       726,401
        Bank of New York Co., Inc. (The)                    5,900       187,915
        BB&T Corporation                                    4,500       188,595
        Charles Schwab Corporation (The)                    8,200       120,294
        Chubb Corp.                                         2,500       244,125
        Cincinnati Financial Corporation                    2,500       111,700
        Citigroup Inc.                                     25,600     1,242,368
        Countrywide Financial Corporation                   3,500       119,665
        Fannie Mae                                          3,200       156,192
        Fifth Third Bancorp                                 2,500        94,300
        Freddie Mac                                         3,300       215,655
        Goldman Sachs Group, Inc. (The)                     3,000       383,130
        Hartford Financial Services Group, Inc. (The)       1,600       137,424
        JPMorgan Chase & Co.                               12,700       504,063
        KeyCorp                                             2,500        82,325
        Lehman Brothers Holding Inc.                        2,500       320,425
        M&T Bank Corporation                                2,500       272,625
        Marsh & McLennan Companies, Inc.  @                 4,600       146,096
        MBNA Corp.                                          7,550       205,058
        Mellon Financial Corporation                        2,300        78,775
        Merrill Lynch & Co., Inc.                           1,100        74,503
        MetLife, Inc.                                       6,000       294,000

        Moody's Corporation                                 2,000       122,840
        Morgan Stanley                                      3,700       209,938
        North Fork Bancorporation, Inc.                     2,500        68,400
        Northern Trust Corp.  @                             1,100        57,002
        PNC Financial Services Group, Inc.                  1,400        86,562
        Prudential Financial, Inc.  @                       2,500       182,975
        SLM Corporation                                     2,500       137,725
        St. Paul Travelers Companies, Inc. (The)            5,092       227,460
        State Street Corp.                                  1,600        88,704
        Synovus Financial Corp  @                           2,500        67,525
        U.S. Bancorp  @                                     7,200       215,208
        Wachovia Corp.  @                                   8,100       428,166
        Washington Mutual, Inc.                             5,251       228,418
        Wells Fargo & Co.                                   9,000       565,470
                                                                    -----------
                                                                     10,048,502
                                                                    ===========
     HEALTH CARE - 11.74%
        Aetna Inc.                                          2,000       188,620
        Amgen Inc. +                                        8,300       654,538
        Becton, Dickinson & Co.                             2,500       150,200
        Biomet, Inc.                                        2,500        91,425
        Bristol-Myers Squibb Co.  @                         9,600       220,608
        Caremark Rx, Inc. +                                 2,500       129,475
        Eli Lilly & Co.                                     4,100       232,019
        Genzyme Corporation +                               1,500       106,170
        Health Management Associates, Inc., Class A         2,500        54,900
        Johnson & Johnson                                  15,500       931,550
        Laboratory Corporation of America Holdings +        2,500       134,625
        McKesson Corp.                                      2,500       128,975
        Medco Health Solutions, Inc. +                      1,531        85,430
        Medtronic, Inc.                                     7,100       408,747
        Merck & Co. Inc.                                    8,700       276,747
        PerkinElmer, Inc.                                   1,500        35,340
        Pfizer Inc.  @                                     37,460       873,567
        Schering-Plough Corp.                               8,400       175,140
        St. Jude Medical, Inc. +                            2,500       125,500
        Stryker Corporation                                 2,000        88,860
        Tenet Healthcare Corp. +                            5,000        38,300
        United Health Group Inc.                           10,000       621,400
        Waters Corporation +  @                             2,500        94,500
        Wyeth                                               7,500       345,525
        Zimmer Holdings, Inc. +                             2,500       168,600
                                                                    -----------
                                                                      6,360,761
                                                                    ===========
     INDUSTRIALS - 9.95%
        3M Co.                                              2,500       193,750
        Boeing Company (The)                                3,900       273,936
        Burlington Northern Sante Fe Corporation            2,000       141,640
        Caterpillar Inc.                                    5,000       288,850
        CSX Corp.                                           2,500       126,925
        Danaher Corp.  @                                    2,500       139,450
        Dover Corporation                                   1,000        40,490
        Emerson Electric Co.                                2,000       149,400
        FedEx Corp.                                         2,500       258,475
        General Dynamics Corp.                              2,500       285,125
        General Electric Co.                               52,000     1,822,600
        Honeywell International Inc.                        3,300       122,925
        Illinois Tool Works Inc.                            2,500       219,975
        Lockheed Martin Corp.                               2,500       159,075

        Norfolk Southern Corporation                        2,500       112,075
        Raytheon Company                                    2,500       100,375
        Rockwell Automation, Inc.                           2,500       147,900
        Southwest Airlines Co.                              6,100       100,223
        United Parcel Service, Inc., Class B                4,000       300,600
        United Technologies Corp.                           4,400       246,004
        Waste Management, Inc.                              5,300       160,855
                                                                    -----------
                                                                      5,390,648
                                                                    ===========
     INFORMATION TECHNOLOGY - 14.15%
        Adobe Systems Inc.                                  2,500        92,400
        Agilent Technologies, Inc. +                        5,000       166,450
        Apple Computer, Inc. +                              5,000       359,450
        Applied Materials, Inc.                             8,000       143,520
        Autodesk, Inc.                                      2,500       107,375
        Cisco Systems, Inc. +                              35,000       599,200
        Corning Inc. +                                      7,500       147,450
        Dell Inc. +                                        13,700       410,863
        Electronic Data Systems Corp.                       7,500       180,300
        EMC Corp. +                                         8,000       108,960
        First Data Corporation                              4,325       186,018
        Fiserv, Inc. +                                      2,500       108,175
        Freescale Semiconductor Inc., Class B +             1,777        44,727
        Hewlett-Packard Co.                                13,342       381,981
        Intel Corp.                                        32,000       798,720
        International Business Machines Corp.               5,700       468,540
        Jabil Circuit, Inc. +                               2,500        92,725
        Lucent Technologies Inc. +                         15,000        39,900
        Maxim Integrated Products, Inc.                     2,500        90,600
        Microsoft Corp.                                    48,000     1,255,200
        Motorola, Inc.                                     16,100       363,699
        Network Appliance, Inc. +                           2,500        67,500
        Oracle Corp. +                                     33,600       410,256
        Paychex, Inc.                                       2,500        95,300
        QUALCOMM Inc.  @                                    4,300       185,244
        Texas Instruments Inc.  @                          13,500       432,945
        Yahoo! Inc. +                                       8,500       333,030
                                                                    -----------
                                                                      7,670,528
                                                                    ===========
     MATERIALS - 2.44%
        Air Products & Chemicals, Inc.                      2,500       147,975
        Dow Chemical Co. (The)                              4,700       205,954
        E.I. du Pont de Nemours & Co.                       5,800       246,500
        International Paper Co.                             4,800       161,328
        Monsanto Co.                                        1,773       137,461
        Newmont Mining Corporation                          2,500       133,500
        Nucor Corp.                                         2,500       166,800
        Rohm & Haas Co.                                     2,500       121,050
                                                                    -----------
                                                                      1,320,568
                                                                    ===========
     REAL ESTATE INVESTMENT TRUSTS - 0.35%
        Simon Property Group, Inc.                          2,500       191,575
                                                                    ===========
     TELECOMMUNICATIONS SERVICES - 2.52%
        AT&T Inc.                                          24,699       604,879
        BellSouth Corporation  @                            5,200       140,920
        Sprint Corp.                                        7,437       173,728
        Verizon Communications Inc.  @                     14,900       448,788
                                                                    -----------
                                                                      1,368,315
                                                                    ===========

     UTILITIES - 2.79%
        AES Corporation +                                   3,000        47,490
        American Electric Power Co., Inc.                   5,500       203,995
        CenterPoint Energy, Inc.  @                         5,700        73,245
        Duke Energy Corp.                                   6,600       181,170
        Edison International                                2,500       109,025
        Exelon Corp.                                        2,500       132,850
        Scottish Power plc, ADR                             4,000       149,520
        Southern Co. (The)                                  2,500        86,325
        TXU Corp.  @                                        7,400       371,406
        Williams Companies, Inc. (The)                      2,500        57,925
        Xcel Energy, Inc.   @                               5,500       101,530
                                                                    -----------
                                                                      1,514,481
                                                                    ===========
   TOTAL UNITED STATES (cost - $52,539,112)                          53,735,665
                                                                    ===========
   CZECH REPUBLIC - 0.74%
     CONSUMER DISCRETIONARY - 0.74%
        Bonton a.s + #                                    137,180         7,818
        Bonton Book a.s + #                                68,590        62,877
        Bonton Film Entertainment a.s. + #                 68,590       229,892
        Bonton Music a.s. + #                              68,590        60,126
        Bonton Pictures a.s. + #                           68,590        39,298
                                                                    -----------
                                                                        400,011
                                                                    ===========
   TOTAL CZECH REPUBLIC (cost -$894,867)                                400,011
                                                                    -----------
TOTAL EQUITY SECURITIES (cost - $53,433,979)                         54,135,676
                                                                    ===========

SHORT-TERM INVESTMENTS - 1.25%                          PRINCIPAL
                                                          AMOUNT
     REPURCHASE AGREEMENTS - 1.25%                       (000'S)
                                                        ---------
        Bear, Stearns & Co. Inc. * ** (Agreement
        dated 12/30/05 to be repurchased at
        $246,155), 2%, 01/03/06, collateralized by
        $255,261 in U.S. Treasury Bonds                      $246       246,114

        Bear, Stearns & Co. Inc. * ** (Agreement
        dated 12/30/05 to be repurchased at
        $225,150), 4%, 01/03/06, collateralized by
        $232,055 in U.S. Treasury Bonds                       225       225,075

        Bear, Stearns & Co. Inc. (Agreement dated
        12/30/05 to be repurchased at $205,513),
        3.2%, 01/03/06, collateralized by $213,491
        in U.S. Treasury Bonds                                205       205,459
                                                                    -----------
   TOTAL SHORT-TERM INVESTMENTS  (cost - $676,648)                      676,648
                                                                    ===========
TOTAL INVESTMENTS - 101.14%
    (cost - $54,110,627)                                             54,812,324
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.14)%                        (618,008)
                                                                    -----------
NET ASSETS - 100%                                                   $54,194,316
                                                                    ===========

----------
+     Non-income producing
@     Security or a portion thereof is out on loan
^^ Effective January 9, 2006, CCE Spinco, Inc. changed its name to Live Nation, Inc.
# Securities are fair valued in accordance with procedures established by the Board of Directors
* Stated interest rate, before rebate earned by borrower of securities on loan
** Represents investment purchased with collateral received for securities on loan.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
CORNERSTONE TOTAL RETURN FUND, INC.
NEW YORK, NEW YORK

We have audited the accompanying statement of assets and liabilities of Cornerstone Total Return Fund, Inc., including the schedule of investments as of December 31, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 2001 have been audited by other auditors, whose report dated February 8, 2002 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cornerstone Total Return Fund, Inc. as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Our audits were conducted for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedule of investments in securities as of December 31, 2005 appearing in Item 6 of this Form N-CSR is presented for the purpose of additional analysis and is not a required part of the basic financial statements. This additional information is the responsibility of the Fund's management. Such information has been subjected to the auditing procedures applied in our audit of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.


                                                        TAIT, WELLER & BAKER LLP
PHILADELPHIA, PENNSYLVANIA
FEBRUARY 7, 2006

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

      The Registrant has delegated the voting of proxies relating to its voting securities to its investment adviser, Cornerstone Advisors, Inc. (the "Investment Manager"). The respective Proxy Voting Policies and Procedures of the Registrant and the Investment Manager are attached as Exhibit 99.VOTEREG.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) All information contained in this item and its subparts is as of the date of this filing, unless otherwise noted. Ralph W. Bradshaw and William A. Clark are employees of Cornerstone Advisors, Inc. (the Investment Manager) and portfolio managers of the Fund. Ralph W. Bradshaw occupation for the last five years is President of Cornerstone Advisors, Inc. and a Financial Consultant. William A. Clark occupation for the last five years is Director and Stockholder of Cornerstone Advisors, Inc. and a former financial consultant of Deep Discount Advisors, Inc.

(a)(2)(i) Ralph W. Bradshaw and William A. Clark

(a)(2)(ii)(A) Registered Investment Companies - Ralph W. Bradshaw and William A. Clark each manages one other registered closed-end fund.

(a)(2)(ii)(B) Not applicable

(a)(2)(ii)(C) Not applicable

(a)(2)(iii) None. Ralph W. Bradshaw and William A. Clark manage no accounts where the Advisory Fee is based on the performance of the account.

(a)(2)(iv) None.

(a)(3) As of the most recent fiscal year end December 31, 2005, the compensation paid to both Ralph W. Bradshaw and William A. Clark was fixed.

(a)(4) The dollar range of equity securities owned in the registrant beneficially by each portfolio manager is as follows: for Ralph W. Bradshaw it is in the range of $50,001-$100,000 and for William A. Clark it is also in the range of $50,001-$100,000.

(b) None.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

None.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures as of a date within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures are effective, as of such date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics attached as EX-99.CODE ETH.

(a)(2) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.

(b) Certification of Principal Executive and Financial Officers pursuant to
Section 906 of the Sarbanes-Oxley Act of 2002 furnished as EX-99.906 CERT.

(99) Proxy Voting Policies of the Registrant attached as EX-99.VOTEREG.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By: /s/ Ralph W. Bradshaw
    ---------------------
Name: Ralph W. Bradshaw
Title: Principal Executive Officer
Date: March 10, 2006

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Cornerstone Total Return Fund, Inc.


By: /s/ Ralph W. Bradshaw
    ---------------------
Name: Ralph W. Bradshaw
Title: Principal Executive Officer
Date: March 10, 2006


By: /s/ Jodi B. Levine
    ------------------
Name: Jodi B. Levine
Title: Principal Financial Officer
Date: March 10, 2006